Note 20 - Income Tax - Deferred Income Tax Components (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Loss carryforwards and other credits	$ 34,366	$ 29,876
Expenses not currently deductible	82,659	67,950
Revenue not currently taxable	(850)	(1,108)
Stock-based compensation	16,260	9,490
Investments	(14,648)	(7,818)
Provision for doubtful accounts	11,963	11,375
Financing fees	(149)	(71)
Net unrealized foreign exchange losses	1,252	443
Depreciation and amortization	(120,563)	(88,012)
Operating leases	14,685	14,698
Less: valuation allowance	(24,176)	(20,546)
Net deferred tax assets	$ 799	$ 16,277